SCHWAB MONEY FUNDS-REGISTERED TRADEMARK-

We're pleased to bring you this semiannual report for the following funds (the Funds) for the six-month period ended June 30, 1998:

- Schwab Money Market Fund
- Schwab Government Money Fund
- Schwab U.S. Treasury Money Fund

During the reporting period, the Funds continued to provide competitive money market returns, combined with capital stability and liquidity. Please remember that while each Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that any of the Funds will be able to maintain a $1.00 net asset value. It is also important to understand that investments in any of the Funds are neither insured nor guaranteed by the U.S. government.

The Funds presented in this report are Sweep Investments-TM- that are designed for cash balances requiring frequent access. You'll find more about the features of this kind of investment on page 3 of this report, along with information about Schwab's tax-advantaged municipal money funds for investors in a high tax bracket.(1)

For your larger cash balances, and to help fill the cash-equivalent sector of your asset allocation plan, you may wish to consider the Value Advantage Investments-Registered Trademark-. These are designed to be longer-term money market investment vehicles for larger balances that do not require frequent access. You'll find more about these investments on page 3 of this report.

(1)Income may be subject to the alternative minimum tax (AMT).

   CONTENTS

------------------------------------------------
A Message from the Chairman                    1
------------------------------------------------
What Money Fund Investors Should Know          2
------------------------------------------------
Market Overview                                4
------------------------------------------------
Portfolio Management                           7
------------------------------------------------
Schwab Money Market Fund                       8
------------------------------------------------
Schwab Government Money Fund                   9
------------------------------------------------
Schwab U.S. Treasury Money Fund               10
------------------------------------------------
Fund Discussion                               11
------------------------------------------------
Glossary of Terms                             12
------------------------------------------------
Portfolio Highlights                          13
------------------------------------------------
Financial Statements and Notes                15
------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

The U.S. stock market rallied strongly over most of the six-month period ended June 30, 1998, as did many European markets. And despite investors' concerns about Asia's financial crisis last autumn, economic conditions continued to provide a solid underpinning for U.S. business activity. The U.S. economy, as measured by gross domestic product (GDP), grew at a strong real rate in the first half of 1998, and it appears poised for continued growth. Inflation has remained in check despite the lowest unemployment levels in decades, and short-term interest rates remained in a relatively narrow range due, in part, to widespread expectations that the Federal Reserve would make no
[PHOTO] changes to interest rates in the near term. This combination of strong growth and tight labor markets, offset by low inflation and uncertainty generated by continued turmoil in
Asian markets, resulted in a relatively calm short-term interest rate environment with no clear trend during the six-month reporting period. Regardless of short-term market trends, however, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term.

Your investment in a money fund may play an important role in your asset allocation. Because of this, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation. As always, feel free to contact us if you have any questions.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $66 billion in assets on behalf of more than 3.5 million SchwabFunds-Registered Trademark- shareholders. We offer a full spectrum of 35 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
June 30, 1998

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks have historically offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Many investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Things have changed since then, and today investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure yourself that you've chosen the right money market fund by considering how it will be used and what role it will play in your investment portfolio. Here are some things to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key factors that determines a money market mutual fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also beware of 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield--in some cases by a full percentage point. A recent survey by a money market trade publication found that more than 40% of taxable money market funds available to individual investors charge these fees. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields--but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features--such as how you access your investment--are also important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a year-long period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Money market funds with this feature "sweep" uninvested cash balances into your money fund. The upshot: It keeps cash working. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn a higher yield for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for a higher cash balance. Because the account balances are higher, these money market funds normally incur lower expenses and, therefore, may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income or other personal tax, you may be best served by choosing a state tax-free fund that provides income free from federal and state and, in some cases, local income taxes.(3)

(1)Money market funds are managed to maintain a stable $1 share price. Investments in these funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1 per share.

(2)Yields may vary.

(3)This may not be true for investors subject to the federal alternative minumum tax (AMT); consult your tax advisor.

MONEY FUNDS AT SCHWAB

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments-Registered Trademark---both of which offer taxable and tax-advantaged alternatives. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP INVESTMENTS-TM- are designed for cash balances requiring frequent access--such as your short-term and even daily cash needs. These shares can be linked to your Schwab brokerage account and contain a feature that automatically "sweeps" uninvested cash balances into the Sweep Shares class of the Fund you designate, according to the terms and conditions of your Schwab account. Sweep Shares also may be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE INVESTMENTS-REGISTERED TRADEMARK- are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. These funds may help fill the cash-equivalent sector in your asset allocation plan. With higher minimum investment and balance requirements and other transaction restrictions designed to minimize fund operating expenses, Value Advantage Investments can offer the potential of higher yields to investors. It is important to note that, unlike Sweep Investments, Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

TAXABLE MONEY MARKET FUNDS

Schwab offers the following taxable money market Sweep investments. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income-tax bracket.

SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper and certificates of deposit.

SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. government and pays income free from state and local taxes in the vast majority of states.

TAX-ADVANTAGED MONEY FUNDS

The SCHWAB MUNICIPAL MONEY FUNDS may provide you with higher returns after taxes, especially if you're in a high tax bracket.(4) The SCHWAB MUNICIPAL MONEY FUND Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax. And for investors in California, New York, New Jersey, Pennsylvania and Florida, Schwab offers Sweep Investments that can also provide income free from state and, in some instances, local taxes. Consult your tax advisor for specific guidance on your tax situation before investing.

If you would like more information on any of these funds, please call us toll-free at 1-800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds-Registered Trademark-. In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker-Registered Trademark-, by calling 1-800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

(4)Income from all of the Funds may be subject to the alternative minimum tax
   (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

MARKET OVERVIEW

U.S. GROWTH RATE

Although somewhat dampened during the second quarter, THE U.S. ECONOMY, AS MEASURED BY THE GROSS DOMESTIC PRODUCT (GDP), GREW AT A STRONG REAL RATE OF 3.5% for the first half of 1998--well in excess of the Federal Reserve's estimated noninflationary growth rate of 2.0% to 2.75%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
  QUARTERLY PERCENTAGE CHANGE (ANNUALIZED
                   RATE)

Q1 1990                                            3.9%
Q2 1990                                            1.2%
Q3 1990                                           -1.9%
Q4 1990                                           -4.0%
Q1 1991                                           -2.1%
Q2 1991                                            1.8%
Q3 1991                                            1.0%
Q4 1991                                            1.0%
Q1 1992                                            4.7%
Q2 1992                                            2.5%
Q3 1992                                            3.0%
Q4 1992                                            4.3%
Q1 1993                                            0.1%
Q2 1993                                            2.0%
Q3 1993                                            2.1%
Q4 1993                                            5.3%
Q1 1994                                            3.0%
Q2 1994                                            4.7%
Q3 1994                                            1.8%
Q4 1994                                            3.6%
Q1 1995                                            0.9%
Q2 1995                                            0.3%
Q3 1995                                            3.0%
Q4 1995                                            2.2%
Q1 1996                                            1.8%
Q2 1996                                            6.0%
Q3 1996                                            1.0%
Q4 1996                                            4.3%
Q1 1997                                            4.9%
Q2 1997                                            3.3%
Q3 1997                                            3.1%
Q4 1997                                            3.7%
Q1 1998                                            5.5%
Q2 1998                                            1.4%
Source: Bloomberg L.P.

At the time of this writing, THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, further extending the current economic expansion that began in 1991. This expansion is fueled by high levels of consumer confidence, rising real wages and strong year-to-date gains in stock prices. Although most economists believe that the brunt of Asia's economic crisis will hit the United States in the next six months, they feel that it is unlikely to cause even a temporary pause in U.S. economic growth; it may help slow the GDP growth rate nearer to the Federal Reserve's estimated non-inflationary levels, however.

UNEMPLOYMENT

THE U.S. UNEMPLOYMENT RATE STOOD AT 4.5% IN JUNE AFTER FALLING TO 4.3% IN APRIL AND MAY--THE LOWEST LEVELS IN 28 YEARS. Labor markets have become extremely tight; growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs (refer to Employment Cost Index at right).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         U.S. UNEMPLOYMENT RATE
Jan-90                                      5.4%
Feb-90                                      5.3%
Mar-90                                      5.2%
Apr-90                                      5.4%
May-90                                      5.4%
Jun-90                                      5.2%
Jul-90                                      5.5%
Aug-90                                      5.7%
Sep-90                                      5.9%
Oct-90                                      5.9%
Nov-90                                      6.2%
Dec-90                                      6.3%
Jan-91                                      6.4%
Feb-91                                      6.6%
Mar-91                                      6.8%
Apr-91                                      6.7%
May-91                                      6.9%
Jun-91                                      6.9%
Jul-91                                      6.8%
Aug-91                                      6.9%
Sep-91                                      6.9%
Oct-91                                      7.0%
Nov-91                                      7.0%
Dec-91                                      7.3%
Jan-92                                      7.3%
Feb-92                                      7.4%
Mar-92                                      7.4%
Apr-92                                      7.4%
May-92                                      7.6%
Jun-92                                      7.8%
Jul-92                                      7.7%
Aug-92                                      7.6%
Sep-92                                      7.6%
Oct-92                                      7.3%
Nov-92                                      7.4%
Dec-92                                      7.4%
Jan-93                                      7.3%
Feb-93                                      7.1%
Mar-93                                      7.0%
Apr-93                                      7.1%
May-93                                      7.1%
Jun-93                                      7.0%
Jul-93                                      6.9%
Aug-93                                      6.8%
Sep-93                                      6.7%
Oct-93                                      6.8%
Nov-93                                      6.6%
Dec-93                                      6.5%
Jan-94                                      6.6%
Feb-94                                      6.6%
Mar-94                                      6.5%
Apr-94                                      6.4%
May-94                                      6.0%
Jun-94                                      6.1%
Jul-94                                      6.1%
Aug-94                                      6.1%
Sep-94                                      5.9%
Oct-94                                      5.8%
Nov-94                                      5.6%
Dec-94                                      5.4%
Jan-95                                      5.6%
Feb-95                                      5.4%
Mar-95                                      5.4%
Apr-95                                      5.7%
May-95                                      5.6%
Jun-95                                      5.6%
Jul-95                                      5.7%
Aug-95                                      5.7%
Sep-95                                      5.7%
Oct-95                                      5.6%
Nov-95                                      5.6%
Dec-95                                      5.6%
Jan-96                                      5.7%
Feb-96                                      5.5%
Mar-96                                      5.5%
Apr-96                                      5.5%
May-96                                      5.5%
Jun-96                                      5.3%
Jul-96                                      5.5%
Aug-96                                      5.2%
Sep-96                                      5.2%
Oct-96                                      5.3%
Nov-96                                      5.4%
Dec-96                                      5.3%
Jan-97                                      5.3%
Feb-97                                      5.3%
Mar-97                                      5.2%
Apr-97                                      5.0%
May-97                                      4.8%
Jun-97                                      5.0%
Jul-97                                      4.9%
Aug-97                                      4.9%
Sep-97                                      4.9%
Oct-97                                      4.8%
Nov-97                                      4.6%
Dec-97                                      4.7%
Jan-98                                      4.7%
Feb-98                                      4.6%
Mar-98                                      4.7%
Apr-98                                      4.3%
May-98                                      4.3%
Jun-98                                      4.5%
Source: Bloomberg L.P.

INFLATION

BOTH THE EMPLOYMENT COST INDEX (ECI) AND CONSUMER PRICE INDEX (CPI) REMAINED IN CHECK during the first half of 1998, reflecting continued low inflation.

THE CPI ROSE just 1.7% for the year ended June 1998-- reaching levels during the reporting period that were the lowest since January 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965. The Employment Cost Index includes two components--BENEFITS, which has been well contained (up only 2.4% for the year ended Q2 1998), and WAGES AND SALARIES, which has increased 3.8% for the same period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                                                   MONTHLY CONSUMER PRICE INDEX   QUARTERLY EMPLOYMENT COST INDEX
Jan-90                                                           5.2%                           5.5%
Feb-90                                                           5.3%                           5.5%
Mar-90                                                           5.2%                           5.5%
Apr-90                                                           4.7%                           5.4%
May-90                                                           4.4%                           5.4%
Jun-90                                                           4.7%                           5.4%
Jul-90                                                           4.8%                           5.2%
Aug-90                                                           5.6%                           5.2%
Sep-90                                                           6.2%                           5.2%
Oct-90                                                           6.3%                           4.9%
Nov-90                                                           6.3%                           4.9%
Dec-90                                                           6.1%                           4.9%
Jan-91                                                           5.7%                           4.6%
Feb-91                                                           5.3%                           4.6%
Mar-91                                                           4.9%                           4.6%
Apr-91                                                           4.9%                           4.6%
May-91                                                           5.0%                           4.6%
Jun-91                                                           4.7%                           4.6%
Jul-91                                                           4.4%                           4.3%
Aug-91                                                           3.8%                           4.3%
Sep-91                                                           3.4%                           4.3%
Oct-91                                                           2.9%                           4.3%
Nov-91                                                           3.0%                           4.3%
Dec-91                                                           3.1%                           4.3%
Jan-92                                                           2.6%                           4.0%
Feb-92                                                           2.8%                           4.0%
Mar-92                                                           3.2%                           4.0%
Apr-92                                                           3.2%                           3.6%
May-92                                                           3.0%                           3.6%
Jun-92                                                           3.1%                           3.6%
Jul-92                                                           3.2%                           3.5%
Aug-92                                                           3.1%                           3.5%
Sep-92                                                           3.0%                           3.5%
Oct-92                                                           3.2%                           3.5%
Nov-92                                                           3.0%                           3.5%
Dec-92                                                           2.9%                           3.5%
Jan-93                                                           3.3%                           3.5%
Feb-93                                                           3.2%                           3.5%
Mar-93                                                           3.1%                           3.5%
Apr-93                                                           3.2%                           3.6%
May-93                                                           3.2%                           3.6%
Jun-93                                                           3.0%                           3.6%
Jul-93                                                           2.8%                           3.6%
Aug-93                                                           2.8%                           3.6%
Sep-93                                                           2.7%                           3.6%
Oct-93                                                           2.8%                           3.5%
Nov-93                                                           2.7%                           3.5%
Dec-93                                                           2.7%                           3.5%
Jan-94                                                           2.5%                           3.2%
Feb-94                                                           2.5%                           3.2%
Mar-94                                                           2.5%                           3.2%
Apr-94                                                           2.4%                           3.2%
May-94                                                           2.3%                           3.2%
Jun-94                                                           2.5%                           3.2%
Jul-94                                                           2.8%                           3.2%
Aug-94                                                           2.9%                           3.2%
Sep-94                                                           3.0%                           3.2%
Oct-94                                                           2.6%                           3.0%
Nov-94                                                           2.7%                           3.0%
Dec-94                                                           2.7%                           3.0%
Jan-95                                                           2.8%                           2.9%
Feb-95                                                           2.9%                           2.9%
Mar-95                                                           2.9%                           2.9%
Apr-95                                                           3.1%                           2.9%
May-95                                                           3.2%                           2.9%
Jun-95                                                           3.0%                           2.9%
Jul-95                                                           2.8%                           2.7%
Aug-95                                                           2.6%                           2.7%
Sep-95                                                           2.5%                           2.7%
Oct-95                                                           2.8%                           2.7%
Nov-95                                                           2.6%                           2.7%
Dec-95                                                           2.5%                           2.7%
Jan-96                                                           2.7%                           2.8%
Feb-96                                                           2.7%                           2.8%
Mar-96                                                           2.8%                           2.8%
Apr-96                                                           2.9%                           2.9%
May-96                                                           2.9%                           2.9%
Jun-96                                                           2.8%                           2.9%
Jul-96                                                           3.0%                           2.8%
Aug-96                                                           2.9%                           2.8%
Sep-96                                                           3.0%                           2.8%
Oct-96                                                           3.0%                           2.9%
Nov-96                                                           3.3%                           2.9%
Dec-96                                                           3.3%                           2.9%
Jan-97                                                           3.0%                           2.9%
Feb-97                                                           3.0%                           2.9%
Mar-97                                                           2.8%                           2.9%
Apr-97                                                           2.5%                           2.8%
May-97                                                           2.2%                           2.8%
Jun-97                                                           2.3%                           2.8%
Jul-97                                                           2.2%                           3.0%
Aug-97                                                           2.2%                           3.0%
Sep-97                                                           2.2%                           3.0%
Oct-97                                                           2.1%                           3.3%
Nov-97                                                           1.8%                           3.3%
Dec-97                                                           1.7%                           3.3%
Jan-98                                                           1.6%                           3.3%
Feb-98                                                           1.4%                           3.3%
Mar-98                                                           1.4%                           3.3%
Apr-98                                                           1.4%                           3.5%
May-98                                                           1.7%                           3.5%
Jun-98                                                           1.7%                           3.5%
Source: Bloomberg L.P. and Bureau of Labor
Statistics

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as those achieved in 1997, allow manufacturers and other businesses to limit price increases in the face of rising wages without sacrificing profit margins.

SHORT-TERM INTEREST RATE ENVIRONMENT

SHORT-TERM INTEREST RATES REMAINED IN A NARROW RANGE throughout the reporting period due to widespread expectations that there would be no changes to the Federal Reserve's interest rate policy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         YIELDS ON 90-DAY COMMERCIAL PAPER
  AND THREE-MONTH TREASURY BILLS: 1/1/98 THROUGH
                      6/30/98
                                                            3-MONTH      90-DAY COMMERCIAL
                                                         TREASURY BILL         PAPER
1/1/98                                                       5.35%                5.54%
1/2/98                                                       5.29%                5.54%
1/5/98                                                       5.23%                5.56%
1/6/98                                                       5.20%                5.47%
1/7/98                                                       5.20%                5.45%
1/8/98                                                       5.10%                5.44%
1/9/98                                                       5.01%                5.42%
1/12/98                                                      5.02%                5.36%
1/13/98                                                      5.19%                5.38%
1/14/98                                                      5.15%                5.37%
1/15/98                                                      5.11%                5.37%
1/16/98                                                      5.15%                5.41%
1/19/98                                                      5.15%                5.41%
1/20/98                                                      5.15%                5.41%
1/21/98                                                      5.11%                5.39%
1/22/98                                                      5.13%                5.40%
1/23/98                                                      5.17%                5.40%
1/26/98                                                      5.12%                5.40%
1/27/98                                                      5.25%                5.40%
1/28/98                                                      5.21%                5.39%
1/29/98                                                      5.19%                5.40%
1/30/98                                                      5.18%                5.42%
2/2/98                                                       5.22%                5.40%
2/3/98                                                       5.23%                5.40%
2/4/98                                                       5.11%                5.42%
2/5/98                                                       5.15%                5.38%
2/6/98                                                       5.17%                5.43%
2/9/98                                                       5.13%                5.41%
2/10/98                                                      5.21%                5.42%
2/11/98                                                      5.20%                5.42%
2/12/98                                                      5.21%                5.43%
2/13/98                                                      5.15%                5.39%
2/16/98                                                      5.21%                5.39%
2/17/98                                                      5.18%                5.40%
2/18/98                                                      5.17%                5.41%
2/19/98                                                      5.19%                5.43%
2/20/98                                                      5.20%                5.44%
2/23/98                                                      5.24%                5.43%
2/24/98                                                      5.32%                5.44%
2/25/98                                                      5.30%                5.42%
2/26/98                                                      5.34%                5.45%
2/27/98                                                      5.31%                5.48%
3/2/98                                                       5.30%                5.42%
3/3/98                                                       5.17%                5.45%
3/4/98                                                       5.15%                5.47%
3/5/98                                                       5.16%                5.47%
3/6/98                                                       5.15%                5.47%
3/9/98                                                       5.09%                5.49%
3/10/98                                                      5.08%                5.47%
3/11/98                                                      5.08%                5.45%
3/12/98                                                      5.08%                5.46%
3/13/98                                                      5.09%                5.48%
3/16/98                                                      5.10%                5.49%
3/17/98                                                      5.14%                5.45%
3/18/98                                                      5.15%                5.46%
3/19/98                                                      5.17%                5.46%
3/20/98                                                      5.17%                5.46%
3/23/98                                                      5.14%                5.45%
3/24/98                                                      5.14%                5.47%
3/25/98                                                      5.17%                5.45%
3/26/98                                                      5.20%                5.45%
3/27/98                                                      5.21%                5.46%
3/30/98                                                      5.21%                5.44%
3/31/98                                                      5.12%                5.47%
4/1/98                                                       5.11%                5.46%
4/2/98                                                       5.09%                5.48%
4/3/98                                                       5.08%                5.47%
4/6/98                                                       5.08%                5.45%
4/7/98                                                       5.04%                5.46%
4/8/98                                                       5.05%                5.45%
4/9/98                                                       5.05%                5.46%
4/10/98                                                      5.05%                5.46%
4/13/98                                                      5.16%                5.43%
4/14/98                                                      5.11%                5.46%
4/15/98                                                      5.07%                5.46%
4/16/98                                                      5.05%                5.47%
4/17/98                                                      5.04%                5.45%
4/20/98                                                      5.02%                5.47%
4/21/98                                                      5.07%                5.44%
4/22/98                                                      5.08%                5.46%
4/23/98                                                      5.08%                5.44%
4/24/98                                                      5.06%                5.45%
4/27/98                                                      5.05%                5.51%
4/28/98                                                      5.06%                5.49%
4/29/98                                                      5.06%                5.49%
4/30/98                                                      4.97%                5.49%
5/1/98                                                       5.00%                5.46%
5/4/98                                                       5.02%                5.47%
5/5/98                                                       5.11%                5.46%
5/6/98                                                       5.10%                5.49%
5/7/98                                                       5.10%                5.46%
5/8/98                                                       5.12%                5.47%
5/11/98                                                      5.12%                5.48%
5/12/98                                                      5.13%                5.47%
5/13/98                                                      5.12%                5.48%
5/14/98                                                      5.16%                5.49%
5/15/98                                                      5.16%                5.49%
5/18/98                                                      5.17%                5.50%
5/19/98                                                      5.20%                5.50%
5/20/98                                                      5.18%                5.48%
5/21/98                                                      5.23%                5.48%
5/22/98                                                      5.21%                5.48%
5/25/98                                                      5.21%                5.48%
5/26/98                                                      5.10%                5.48%
5/27/98                                                      5.09%                5.49%
5/28/98                                                      5.05%                5.48%
5/29/98                                                      5.01%                5.47%
6/1/98                                                       4.97%                5.49%
6/2/98                                                       5.20%                5.46%
6/3/98                                                       5.11%                5.48%
6/4/98                                                       5.11%                5.48%
6/5/98                                                       5.11%                5.48%
6/8/98                                                       5.12%                5.49%
6/9/98                                                       5.14%                5.48%
6/10/98                                                      5.13%                5.49%
6/11/98                                                      5.09%                5.48%
6/12/98                                                      5.11%                5.49%
6/15/98                                                      5.11%                5.47%
6/16/98                                                      5.16%                5.47%
6/17/98                                                      5.21%                5.48%
6/18/98                                                      5.18%                5.49%
6/19/98                                                      5.15%                5.48%
6/22/98                                                      5.12%                5.49%
6/23/98                                                      5.07%                5.48%
6/24/98                                                      5.04%                5.50%
6/25/98                                                      5.00%                5.48%
6/26/98                                                      4.99%                5.49%
6/29/98                                                      5.00%                5.50%
6/30/98                                                      4.99%                5.47%

The combination of strong first-quarter growth and tight labor markets, offset by continued low inflation and uncertainty regarding Asia, resulted in a relatively calm short-term interest rate environment with no clear direction over the period.

As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." Although many economists believe that the Federal Reserve has a longer-term bias toward more-restrictive monetary policy, they also anticipate a slowing of the GDP growth rate for the remainder of the year. Therefore, they do not expect that the Federal Reserve will, over the near term, implement any restrictive policy changes (increases to the federal funds rate) unless more-meaningful signs of inflation appear.

Since the last federal funds rate increase to 5.5% in March 1997, the rate of inflation--as measured by the year-over-year change in the CPI--has dropped from 2.8% to 1.7%. Thus the real (inflation-adjusted) federal funds rate has increased from 2.7% in March 1997 to 3.8% in June 1998. In his June 1998 testimony to Congress, Chairman Greenspan commented on the following statement by Senator Paul S. Sarbanes: "By holding the federal funds rate constant at a time when inflation has been dropping, in effect the Federal Reserve has raised real interest rates. Monetary policy has tightened even though you have not raised the rate." Chairman Greenspan's response: "That is correct."

NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

 THE PORTFOLIO MANAGEMENT TEAM

 STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 LINDA KLINGMAN, Vice President and Senior Portfolio Manager, has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was Senior Money Market Trader with AIM Management.

 AMY TREANOR, Portfolio Manager, has managed the Schwab Government Money Fund and the Schwab U.S. Treasury Fund since May of 1997. Amy joined CSIM in 1992 as Associate Portfolio Trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant Vice President with Capitalcorp Asset Management.

SCHWAB MONEY MARKET FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.91%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  5.03%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/98, the seven-day and seven-day effective yields for the Fund would have been 4.80% and 4.91%, respectively.

PORTFOLIO COMPOSITION

The Schwab Money Market Fund invests primarily in highly rated commercial paper and other corporate obligations, bank certificates of deposit, time deposits, bankers' acceptances and U.S. government securities, as well as repurchase agreements for these securities. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of June 30, 1998, is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper and Other Corporate Obligations      78.7%
Certificates of Deposit                               12.4%
Variable-Rate Obligations                              6.8%
Repurchase Agreements                                  1.6%
Bank Notes                                             0.5%

(2)These percentages do not take into account other assets and liabilities.

SCHWAB GOVERNMENT MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.83%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  4.95%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees was waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/98, the seven-day current and seven-day effective yields for the Fund would have been 4.67% and 4.78%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Money Fund invests exclusively in U.S. government securities, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and U.S. Treasury bills, notes and bonds, and repurchase agreements for these securities. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of June 30, 1998, is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government Securities      51.9%
Repurchase Agreements           48.1%

(2)These percentages do not take into account other assets and liabilities.

SCHWAB U.S. TREASURY MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

---------------------------------------------------------------------------
Seven-Day Yield                                            4.63%
---------------------------------------------------------------------------
Seven-Day Effective Yield                                  4.74%
---------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1)A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/98, the seven-day and seven-day effective yields for the Fund would have been 4.36% and 4.45%, respectively.

PORTFOLIO COMPOSITION

The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills and other direct obligations of the U.S. Treasury that are backed by the full faith and credit of the U.S. government. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1998, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of June 30, 1998, is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(2)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury
Obligations                    100%

(2)These percentages do not take into account other assets and liabilities.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS TO RESPOND TO THE INTEREST RATE ENVIRONMENT?

A. Our strategy for managing the Funds has remained consistent during the reporting period. Based on our expectation that the Federal Reserve would not raise the federal funds rate, thereby not increasing interest rates, we looked for opportunities to purchase securities with somewhat longer maturities (and higher yields) when market conditions were advantageous. We attempted to maintain a dollar-weighted average maturity (DWAM) slightly longer than that of other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

Q. WHAT IMPACT HAVE THE ECONOMIC PROBLEMS OF SO MANY PACIFIC RIM COUNTRIES HAD ON THE MANAGEMENT OF THE FUNDS?

A. Beginning in the fourth quarter of 1997, many Asian economies experienced economic difficulties and severe currency devaluations--collectively referred to as the "Asian Flu." These problems are expected by many to continue through 1998. Although it is a serious global problem that will no doubt have a credit impact on the issuers of securities in those countries and their economies, it has not had a significant effect on the issuers of what typically are considered money market-eligible securities. Nevertheless, we continue as always to carefully monitor the creditworthiness of any issuer of securities considered for investment.

By virtue of their respective investment objectives, the Schwab U.S. Treasury Money Fund and the Schwab Government Money Fund are not exposed to Asian securities. The Schwab Money Market Fund, however, is able to invest in high-quality, U.S. dollar-denominated money market securities of foreign issuers. As we discussed in the Fund's December 1997 annual report, the Schwab Money Market Fund did, as a precaution, reduce its exposure to Japanese issuers of commercial paper, Japanese providers of credit enhancements, and certificates of deposit issued by Japanese banks. As of the end of this reporting period, the Schwab Money Market Fund had no direct or indirect exposure to any Asian issuers or providers of credit enhancements. We will continue to monitor the risks and relative merits of any direct or indirect Asian exposure for the Fund.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--A security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP)--the total value of all goods and services produced in the United States over a specific period of time--adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MONEY MARKET FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

-------------------------------------------------
Last seven days:                            4.91%
-------------------------------------------------
Last three months:                          4.91%
-------------------------------------------------
Last 12 months:                             4.98%
-------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/98    6/30/98
-----------------------------------------------------------
0-15 days                                  18.9%      17.1%
-----------------------------------------------------------
16-30 days                                 17.7%      15.0%
-----------------------------------------------------------
31-60 days                                 21.9%      28.2%
-----------------------------------------------------------
61-90 days                                 16.6%      20.4%
-----------------------------------------------------------
91-120 days                                 7.8%       6.1%
-----------------------------------------------------------
More than 120 days                         17.1%      13.2%
-----------------------------------------------------------
Weighted average                         67 days    63 days
-----------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF NET ASSETS: 6/30/98
---------------------------------------------------------------------------
Tier 1                                                 100.0%
---------------------------------------------------------------------------
Tier 2                                                   0.0%
---------------------------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB GOVERNMENT MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

------------------------------------------------
Last seven days:                           4.83%
------------------------------------------------
Last three months:                         4.84%
------------------------------------------------
Last 12 months:                            4.87%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/98    6/30/98
-----------------------------------------------------------
0-15 days                                  46.5%      46.9%
-----------------------------------------------------------
16-30 days                                  4.2%       2.6%
-----------------------------------------------------------
31-60 days                                 10.8%      12.1%
-----------------------------------------------------------
61-90 days                                 13.5%      18.0%
-----------------------------------------------------------
91-120 days                                 4.6%       3.1%
-----------------------------------------------------------
More than 120 days                         20.4%      17.3%
-----------------------------------------------------------
Weighted average                         61 days    73 days
-----------------------------------------------------------

PORTFOLIO HIGHLIGHTS
 (continued)

SCHWAB U.S. TREASURY MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

------------------------------------------------
Last seven days:                           4.63%
------------------------------------------------
Last three months:                         4.70%
------------------------------------------------
Last 12 months:                            4.75%
------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/98    6/30/98
-----------------------------------------------------------
0-15 days                                   8.8%       0.4%
-----------------------------------------------------------
16-30 days                                 37.1%       0.0%
-----------------------------------------------------------
31-60 days                                 14.7%      47.3%
-----------------------------------------------------------
61-90 days                                 10.3%       6.8%
-----------------------------------------------------------
91-120 days                                 3.4%      18.4%
-----------------------------------------------------------
More than 120 days                         25.7%      27.1%
-----------------------------------------------------------
Weighted average                         69 days    85 days
-----------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MONEY MARKET FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                  Par        Value
                               --------   ----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 78.6% (a)
AUTOMOBILE RECEIVABLES -- 0.9%
New Center Asset Trust
   5.60%, 08/04/98             $ 10,000   $  9,948
   5.64%, 08/28/98              100,000     99,112
New Center Asset Trust Plus
   5.63%, 08/20/98               88,000     87,326
   5.60%, 08/27/98               10,000      9,913
                                          --------
                                           206,299
                                          --------
AUTOMOTIVE -- 3.7%
American Honda Finance Corp.
   5.87%, 07/16/98               13,000     12,968
   5.60%, 07/24/98               11,000     10,961
   5.59%, 07/30/98               40,000     39,822
   5.58%, 07/31/98               14,000     13,936
   5.59%, 07/31/98               40,000     39,816
   5.61%, 08/31/98               50,000     49,532
   5.60%, 09/10/98               20,000     19,782
Chrysler Financial Corp.
   5.58%, 07/13/98               49,000     48,910
   5.61%, 08/14/98              150,000    148,990
   5.60%, 08/26/98               25,000     24,785
   5.61%, 08/26/98               55,000     54,528
   5.61%, 09/02/98               74,000     73,285
   5.62%, 09/02/98               40,000     39,613
   5.62%, 09/03/98               31,000     30,695
FCE Bank PLC
   5.57%, 07/06/98               25,000     24,981
   5.58%, 08/07/98               37,000     36,792
Ford Motor Credit
   5.56%, 07/06/98               80,000     79,939
General Motors Acceptance Corp.
   5.70%, 07/14/98               45,000     44,910
   5.57%, 08/03/98               25,000     24,875
Hertz Corp.
   6.06%, 07/01/98               50,000     50,000
                                          --------
                                           869,120
                                          --------
BANKING - AUSTRALIA -- 0.6%
Commonwealth Bank of Australia
   5.60%, 07/14/98               50,000     49,902
Westpac Capital Corp.
   5.45%, 07/15/98               40,000     39,917
   5.45%, 07/17/98               60,000     59,859
                                          --------
                                           149,678
                                          --------


                                 Par         Value
                              --------    ----------
BANKING - BELGIUM -- 1.9%
BBL North America
   5.57%, 07/10/98             $ 50,000   $ 49,931
Cregem North America, Inc.
   5.64%, 07/28/98               40,000     39,833
   5.60%, 10/07/98              100,000     98,516
   5.65%, 12/16/98               50,000     48,720
   5.65%, 12/17/98               50,000     48,713
Generale Bank, Inc.
   5.62%, 07/20/98               18,000     17,947
   5.63%, 07/27/98               50,000     49,800
   5.65%, 12/08/98               50,000     48,779
   5.65%, 12/09/98               45,000     43,895
                                          --------
                                           446,134
                                          --------
BANKING - CANADA -- 0.7%
Bank of Nova Scotia
   5.45%, 07/09/98               40,000     39,953
   5.50%, 07/16/98               40,000     39,911
   5.59%, 08/19/98               58,000     57,565
Toronto-Dominion Holdings
   5.45%, 07/14/98               30,000     29,942
                                          --------
                                           167,371
                                          --------
BANKING - DENMARK -- 0.6%
Den Danske Corp.
   5.58%, 07/20/98               24,585     24,514
   5.60%, 09/28/98               25,000     24,663
Unifunding, Inc.
   5.60%, 08/27/98               40,000     39,655
   5.60%, 10/05/98               36,000     35,477
   5.65%, 12/03/98                9,000      8,787
                                          --------
                                           133,096
                                          --------
BANKING - DOMESTIC -- 6.8%
Bankers Trust Corp.
   5.66%, 12/09/98               88,000     85,836
   5.66%, 12/10/98               17,000     16,579
Bankers Trust New York Corp.
   5.57%, 08/25/98               21,000     20,826
   5.62%, 09/17/98              100,000     98,818
   5.65%, 10/16/98               25,000     24,592
   5.67%, 10/22/98               30,000     29,481
   5.65%, 10/23/98               10,000      9,826
Citibank Capital Markets
  Assets, L.L.C
   5.60%, 08/13/98               30,000     29,802
Enterprise Funding Corp.
   5.57%, 07/09/98               19,276     19,252

SCHWAB MONEY MARKET FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                 Par        Value
                              --------   ----------
International Securitization Corp./
  (First National Bank of Chicago LOC)
   5.86%, 07/15/98            $  9,790   $    9,768
   5.60%, 07/16/98              78,425       78,245
   5.63%, 07/22/98              27,850       27,760
   5.58%, 07/23/98              30,000       29,899
   5.60%, 07/23/98              18,025       17,964
   5.60%, 08/11/98              13,750       13,664
   5.60%, 08/17/98              54,000       53,611
   5.70%, 11/18/98              27,055       26,473
J. P. Morgan & Company
   5.65%, 12/11/98             205,000      199,914
   5.67%, 12/11/98              23,000       22,427
   5.65%, 12/14/98             113,500      110,631
   5.65%, 12/15/98             100,000       97,458
   5.65%, 12/16/98             100,000       97,443
Kitty Hawk Funding Corp.
   5.60%, 07/15/98              27,000       26,942
   5.60%, 09/01/98              75,486       74,768
   5.60%, 09/14/98              51,060       50,473
   5.62%, 09/17/98              74,932       74,033
   5.65%, 09/21/98              16,000       15,800
   5.67%, 12/01/98              50,000       48,827
NationsBank Corp.
   5.60%, 08/20/98              50,000       49,617
Salts (III) Cayman Islands Corp.
  Secured Short Term Notes
  Series 1998-6
  (Bankers Trust Co. Guaranty)
   5.82%, 12/18/98              16,000       16,000
UnionBancal Commercial
  Funding Corp.
   5.60%, 08/20/98              50,000       49,617
   5.60%, 08/26/98              50,000       49,571
Vehicle Services of America/
  (NationsBank NA LOC)
   5.61%, 09/09/98              17,000       16,817
                                         ----------
                                          1,592,734
                                         ----------
BANKING - GERMANY -- 0.6%
Comision Federal de Electricidad/
  (Westdeutsche Landesbank LOC)
   5.60%, 07/27/98              25,000       24,900
   5.60%, 08/20/98              35,000       34,732
Deutsche Bank Financial, Inc.
   5.58%, 07/31/98              75,000       74,657
                                         ----------
                                            134,289
                                         ----------


                                 Par        Value
                              --------   ----------
BANKING - NORWAY -- 1.3%
Den Norske Bank
   5.58%, 07/20/98            $ 40,000   $   39,883
   5.58%, 08/07/98             100,000       99,435
   5.60%, 08/18/98              26,000       25,809
   5.61%, 09/10/98              27,000       26,710
   5.61%, 09/15/98              50,000       49,425
   5.61%, 09/21/98              27,000       26,665
   5.64%, 10/27/98               9,000        8,837
   5.65%, 11/20/98              40,000       39,131
                                         ----------
                                            315,895
                                         ----------
BANKING - SWEDEN -- 1.8%
Nordbanken of North America, Inc.
   5.61%, 09/08/98              49,000       48,488
   5.61%, 09/15/98              50,000       49,425
   5.64%, 10/30/98              61,000       59,870
   5.65%, 12/16/98              45,000       43,847
Svenska Handelsbanken, Inc.
   5.61%, 07/29/98              26,000       25,888
   5.61%, 08/25/98              40,000       39,666
   5.61%, 09/04/98              40,000       39,607
   5.61%, 09/08/98              52,000       51,457
   5.64%, 11/17/98              42,047       41,154
   5.65%, 12/08/98              27,400       26,731
                                         ----------
                                            426,133
                                         ----------
BANKING - UNITED KINGDOM -- 0.6%
Banco Nacional de Comercio Exterior/
  (Barclays Bank LOC)
   5.54%, 07/13/98              15,000       14,973
   5.59%, 08/04/98              19,000       18,901
   5.61%, 10/14/98              27,500       27,062
   5.61%, 10/15/98              20,000       19,679
Banco Nacional de Mexico S.A./
  (Barclays Bank LOC)
   5.55%, 08/10/98              10,000        9,940
Bank of Scotland Treasury Services
   5.60%, 10/06/98              45,000       44,339
                                         ----------
                                            134,894
                                         ----------
COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
CSC Enterprises
   5.63%, 08/25/98              30,000       29,746
   5.63%, 09/10/98               9,000        8,901
                                         ----------
                                             38,647
                                        -----------

                                 Par        Value
                              --------   ----------
CONSUMER PRODUCTS -- 0.2%
Philip Morris Capital Corp.
   5.59%, 08/12/98            $ 46,000   $   45,704
                                         ----------
CREDIT CARD RECEIVABLES -- 0.1%
Providian Master Trust
  Series 1993-3
   5.58%, 07/01/98              30,000       30,000
                                         ----------
DIVERSIFIED FINANCIAL ASSETS -- 9.0%
Bavaria GLB Corp.
   5.60%, 07/28/98              12,235       12,184
Beta Finance, Inc.
   5.60%, 08/11/98              21,500       21,365
   5.60%, 08/17/98              40,000       39,712
   5.60%, 08/25/98              33,000       32,725
   5.60%, 08/26/98              29,000       28,754
   5.61%, 09/09/98              18,000       17,809
   5.64%, 09/30/98              25,000       24,654
CC (USA), Inc.
   5.46%, 07/13/98              12,000       11,979
   5.60%, 07/21/98              10,000        9,969
   5.60%, 08/03/98              14,500       14,427
   5.60%, 08/05/98               6,000        5,968
   5.60%, 08/06/98              20,000       19,890
   5.60%, 08/10/98              17,200       17,094
   5.61%, 09/24/98              30,000       29,614
Concord Minutemen Capital Co., L.L.C.
   5.64%, 07/07/98              63,000       62,942
   5.65%, 10/01/98              38,000       37,467
   5.64%, 10/08/98              25,000       24,624
Greenwich Funding Corp.
   5.58%, 07/13/98              17,020       16,989
   5.58%, 07/15/98              82,000       81,824
   5.60%, 07/29/98              25,703       25,592
   5.60%, 09/09/98             118,000      116,733
   5.62%, 09/21/98              25,000       24,684
   5.62%, 09/22/98              53,602       52,917
Lexington Parker Capital Corp.
   5.59%, 07/10/98              16,000       15,978
   5.53%, 07/27/98              37,000       36,856
   5.60%, 07/27/98              14,000       13,944
   5.63%, 07/27/98              50,000       49,800
   5.61%, 07/28/98              15,000       14,938
   5.61%, 08/05/98              45,000       44,758
   5.55%, 08/11/98              25,000       24,846
   5.60%, 08/19/98              58,000       57,565
   5.55%, 08/21/98              41,020       40,707


                                 Par        Value
                              --------   ----------
   5.62%, 08/21/98            $ 12,000   $   11,907
   5.61%, 08/24/98              17,000       16,861
   5.66%, 09/09/98              86,000       85,080
   5.63%, 09/16/98              60,505       59,797
   5.60%, 10/08/98              23,000       22,656
   5.65%, 11/24/98              60,000       58,662
   5.69%, 12/04/98              23,000       22,449
Ranger Funding Corp.
   5.57%, 07/07/98              25,000       24,977
   5.60%, 07/22/98              30,000       29,903
Repeat Offering Securitization
  Entity, Inc.
   5.59%, 07/28/98              34,498       34,355
   5.60%, 07/28/98              24,000       23,900
   5.59%, 07/29/98              27,000       26,884
Sigma Finance, Inc.
   5.63%, 07/28/98              27,000       26,888
   5.63%, 07/30/98              48,000       47,785
   5.63%, 07/31/98              25,000       24,884
   5.60%, 08/12/98              23,000       22,852
   5.55%, 08/24/98              24,000       23,806
   5.62%, 08/24/98              20,000       19,834
   5.63%, 09/01/98              46,000       45,559
   5.60%, 09/11/98              11,000       10,880
   5.61%, 09/21/98              50,000       49,379
   5.61%, 09/23/98              25,000       24,682
   5.62%, 09/23/98              51,000       50,341
   5.64%, 09/30/98              62,000       61,130
   5.64%, 10/01/98              29,000       28,594
   5.65%, 10/01/98              22,000       21,691
   5.65%, 11/02/98               8,000        7,848
   5.65%, 12/10/98             100,000       97,525
   5.66%, 12/14/98              36,000       35,087
   5.65%, 12/15/98              80,000       77,959
                                         ----------
                                          2,123,463
                                         ----------
ELECTRICAL & ELECTRONICS -- 1.6%
General Electric Co.
   5.61%, 07/24/98             138,000      137,514
   5.59%, 08/05/98             140,000      139,253
   5.57%, 08/06/98             100,000       99,453
                                         ----------
                                            376,220
                                         ----------
FINANCE - COMMERCIAL -- 9.4%
CIT Group Holdings, Inc.
   5.58%, 07/24/98              40,000       39,859
   5.58%, 07/30/98              28,000       27,876
   5.60%, 08/27/98             108,000      107,058

SCHWAB MONEY MARKET FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                 Par        Value
                              --------   ----------
   5.60%, 08/31/98            $ 75,000   $   74,300
   5.60%, 09/18/98              91,000       89,912
Finova Capital Corp.
   5.68%, 08/28/98              51,000       50,542
   5.62%, 09/09/98              20,000       19,786
   5.62%, 09/11/98              18,050       17,852
   5.62%, 09/16/98              15,000       14,824
   5.68%, 09/29/98              25,000       24,655
   5.68%, 10/08/98              25,000       24,621
   5.68%, 11/05/98              34,000       33,332
   5.68%, 11/06/98              52,000       50,970
General Electric Capital Corp.
   5.61%, 07/24/98              37,000       36,870
   5.58%, 08/03/98              32,000       31,839
   5.59%, 08/04/98              10,000        9,948
   5.58%, 08/06/98             100,000       99,451
   5.58%, 08/12/98             118,000      117,246
   5.58%, 08/13/98             100,000       99,345
   5.55%, 08/18/98              70,000       69,497
   5.60%, 08/20/98              50,000       49,621
   5.60%, 08/24/98             100,000       99,181
   5.60%, 08/25/98              90,000       89,249
   5.60%, 09/10/98             100,000       98,927
   5.60%, 09/14/98              75,000       74,150
   5.61%, 09/16/98              40,000       39,529
   5.64%, 10/23/98              69,000       67,796
   5.65%, 12/07/98             100,000       97,571
   5.65%, 12/29/98              14,000       13,614
General Electric Capital Services
   5.57%, 08/03/98              39,000       38,804
   5.59%, 09/09/98              30,000       29,683
   5.60%, 09/10/98             100,000       98,927
   5.64%, 10/23/98              50,000       49,128
   5.65%, 12/29/98              46,000       44,730
Heller Financial, Inc.
   5.99%, 07/09/98              14,000       13,982
   5.90%, 08/17/98              75,000       74,432
   5.83%, 08/19/98              27,000       26,789
   5.83%, 08/20/98              50,000       49,601
   5.84%, 08/28/98              20,000       19,815
   5.86%, 09/03/98              50,000       49,489
   5.87%, 09/09/98              35,000       34,608
   5.79%, 09/16/98              12,000       11,853
                                         ----------
                                          2,211,262
                                         ----------
FINANCE - CONSUMER -- 2.7%
Associates Corp. of North America
   5.58%, 07/21/98              65,000       64,801
   5.58%, 07/22/98              65,000       64,792


                                 Par        Value
                              --------   ----------
   5.59%, 07/23/98            $ 67,000   $   66,775
   5.60%, 08/18/98              90,000       89,338
   5.60%, 08/31/98             100,000       99,066
   5.60%, 09/10/98              25,000       24,728
   5.61%, 09/16/98              77,000       76,093
Associates First Capital Corp.
   5.61%, 09/03/98              50,000       49,509
   5.61%, 09/17/98             100,000       98,804
                                         ----------
                                            633,906
                                         ----------
LIFE INSURANCE -- 0.2%
GE Financial Assurance Holdings
   5.65%, 12/07/98              50,000       48,788
                                         ----------
MISCELLANEOUS SERVICES -- 0.4%
PHH Corp.
   5.68%, 07/01/98              50,000       50,000
   5.67%, 07/09/98              50,000       49,937
                                         ----------
                                             99,937
                                         ----------
MORTGAGE BANKING -- 0.2%
Countrywide Home Loans, Inc.
   5.63%, 08/24/98              25,000       24,791
   5.63%, 08/26/98              23,900       23,693
                                         -----------
                                             48,484
                                         ----------
PAPER & FOREST PRODUCTS -- 0.1%
Rexam PLC
   5.60%, 08/21/98              19,200       19,050
                                         ----------
SECURITIES BROKERAGE - DEALER -- 16.2%
Bear Stearns Companies, Inc.
   5.69%, 07/16/98              32,000       31,926
   5.57%, 07/23/98              40,000       39,866
   5.55%, 07/27/98              50,000       49,804
   5.65%, 12/18/98              50,000       48,701
BT Alex Brown, Inc.
   5.60%, 10/09/98               9,000        8,864
   5.66%, 12/02/98              11,000       10,741
   5.65%, 12/04/98               7,000        6,833
Credit Suisse First Boston, Inc.
   5.58%, 07/22/98              30,000       29,904
   5.58%, 07/23/98              30,000       29,899
   5.58%, 07/28/98              20,000       19,917
Goldman Sachs Group, LP
   5.72%, 07/01/98              44,000       44,000
   5.70%, 07/09/98              50,000       49,938
   5.64%, 07/10/98             100,000       99,863
   5.67%, 07/17/98              27,000       26,934

                                 Par        Value
                              --------   ----------
   5.60%, 08/18/98            $ 34,000   $   33,750
   5.60%, 08/24/98             100,000       99,172
   5.61%, 08/31/98              53,000       52,504
   5.61%, 09/01/98             150,000      148,574
   5.61%, 09/03/98              75,000       74,264
   5.61%, 10/05/98              57,000       56,162
Lehman Brothers Holdings, Inc.
   5.58%, 07/28/98              36,000       35,853
   5.56%, 07/29/98              45,000       44,811
   5.58%, 08/07/98              20,000       19,888
   5.60%, 08/17/98              13,000       12,908
   5.58%, 08/19/98              62,000       61,543
   5.59%, 08/21/98               9,000        8,931
   5.67%, 10/02/98             135,000      133,078
   5.65%, 10/22/98              16,000       15,724
   5.70%, 11/10/98              14,000       13,716
   5.69%, 12/10/98               9,000        8,776
   5.70%, 12/29/98              70,000       68,050
Merrill Lynch & Co., Inc.
   5.57%, 07/24/98              40,000       39,860
   5.57%, 07/28/98              93,000       92,618
   5.58%, 07/30/98              95,000       94,581
   5.57%, 07/31/98              35,000       34,840
   5.62%, 08/10/98              64,000       63,607
   5.60%, 08/27/98              67,000       66,415
   5.61%, 09/16/98              28,000       27,670
   5.61%, 09/18/98              45,000       44,462
   5.60%, 09/30/98              95,000       93,694
   5.64%, 10/29/98              50,000       49,082
   5.64%, 10/30/98              25,000       24,537
   5.65%, 12/03/98              44,000       42,960
   5.65%, 12/04/98              64,000       62,475
   5.99%, 12/04/98             150,000      149,990
Morgan Stanley-Dean Witter,
  Discover
   5.58%, 07/20/98             100,000       99,710
   5.58%, 07/22/98              45,000       44,856
   5.58%, 07/23/98             137,000      136,540
   5.58%, 07/30/98              50,000       49,779
   5.58%, 08/03/98              50,000       49,748
   5.58%, 08/04/98             100,000       99,482
   5.58%, 08/05/98             100,000       99,466
   5.58%, 08/06/98              75,000       74,589
   5.60%, 09/03/98              87,000       86,146
   5.63%, 09/29/98             100,000       98,633
PaineWebber Group, Inc.
   5.64%, 07/15/98              45,000       44,903


                                 Par        Value
                              --------   ----------
Salomon Smith Barney Holdings Inc.
   5.60%, 07/02/98            $ 50,000   $   49,992
   5.60%, 07/07/98              10,000        9,991
   5.45%, 07/08/98             110,000      109,887
   5.57%, 07/15/98              43,000       42,908
   5.57%, 07/16/98              77,000       76,824
   5.58%, 07/29/98              56,000       55,761
   5.58%, 08/04/98             100,000       99,482
   5.62%, 08/11/98              50,000       49,685
   5.62%, 08/12/98             100,000       99,355
   5.60%, 08/31/98              10,000        9,907
   5.63%, 10/13/98              54,000       53,139
                                         ----------
                                          3,812,468
                                         ----------
TRADE RECEIVABLES -- 18.8%
Apreco, Inc.
   5.61%, 07/02/98              20,000       19,997
   5.58%, 07/09/98              23,000       22,972
   5.58%, 07/17/98              19,000       18,954
   5.58%, 07/22/98              11,000       10,965
   5.61%, 08/07/98              31,550       31,371
   5.61%, 08/14/98              38,000       37,743
   5.60%, 09/16/98              45,000       44,469
Asset Securitization Cooperative Corp.
   5.60%, 08/14/98              35,000       34,764
   5.61%, 08/25/98             100,000       99,157
   5.61%, 08/26/98             100,000       99,141
   5.61%, 08/27/98             113,000      112,012
   5.68%, 09/01/98              25,000       24,758
Barton Capital Corp.
   5.57%, 07/07/98             136,680      136,554
   5.62%, 07/13/98              14,214       14,188
   5.58%, 07/14/98              80,163       80,003
   5.59%, 07/29/98               5,000        4,979
   5.59%, 07/31/98              34,871       34,710
   5.60%, 08/05/98              29,246       29,088
   5.60%, 08/07/98              14,271       14,190
   5.60%, 08/10/98               7,224        7,179
   5.60%, 08/11/98              14,523       14,431
   5.60%, 08/13/98              68,566       68,114
   5.61%, 09/14/98              75,000       74,137
   5.60%, 09/17/98              22,000       21,737
Clipper Receivables Corp.
   5.62%, 09/22/98              30,000       29,617
Corporate Receivables Corp.
   5.57%, 07/09/98              25,000       24,969
   5.57%, 07/10/98              25,000       24,966

SCHWAB MONEY MARKET FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                 Par        Value
                              --------   ----------
   5.58%, 07/10/98            $ 50,000   $   49,931
   5.59%, 07/30/98              53,200       52,963
   5.60%, 08/17/98              30,000       29,784
   5.60%, 09/02/98              40,000       39,614
   5.61%, 09/14/98              20,000       19,770
   5.62%, 09/14/98              58,000       57,332
   5.61%, 09/15/98             127,000      125,520
   5.62%, 09/17/98              40,000       39,522
   5.62%, 09/22/98              50,000       49,361
   5.62%, 09/23/98              25,000       24,677
   5.62%, 09/24/98              35,000       34,542
CXC, Inc.
   5.57%, 07/01/98              54,000       54,000
   5.60%, 07/08/98              75,000       74,920
   5.60%, 07/20/98              50,000       49,855
   5.59%, 07/29/98              80,000       79,658
   5.58%, 07/30/98              59,000       58,739
   5.61%, 08/11/98              27,000       26,830
   5.60%, 08/13/98              80,000       79,473
   5.62%, 09/15/98              75,000       74,135
   5.64%, 11/05/98              15,000       14,708
   5.64%, 11/12/98              50,000       48,976
Delaware Funding Corp.
   5.63%, 07/27/98              50,000       49,800
   5.64%, 09/21/98              71,976       71,070
Edison Asset Securitization
  Corp., L.L.C.
   5.60%, 07/15/98              25,090       25,036
   5.60%, 07/17/98              20,000       19,951
Eureka Securitization, Inc.
   5.58%, 08/04/98              30,000       29,844
   5.58%, 08/05/98              25,000       24,866
   5.60%, 08/19/98              10,000        9,925
   5.60%, 09/10/98              25,000       24,728
   5.62%, 09/16/98              40,000       39,527
   5.61%, 09/18/98              25,000       24,697
   5.62%, 09/23/98              30,000       29,612
Falcon Asset Securitization Corp.
   5.62%, 09/21/98              38,195       37,715
Market Street Funding Corp.
   5.65%, 08/14/98              60,989       60,572
Mont Blanc Capital Corp.
   5.66%, 07/02/98              15,611       15,609
   5.60%, 07/06/98              80,813       80,750
   5.61%, 08/03/98              90,000       89,540
   5.59%, 08/10/98              50,000       49,692
   5.60%, 08/11/98              47,818       47,516
   5.62%, 08/12/98              40,000       39,740


                                 Par        Value
                              --------   ----------
   5.63%, 08/21/98            $ 20,000   $   19,842
   5.63%, 09/22/98              28,000       27,642
Monte Rosa Capital Corp.
   5.61%, 09/02/98              80,000       79,223
   5.62%, 09/16/98              55,000       54,348
Park Avenue Receivables Corp.
   5.62%, 08/18/98              20,000       19,851
Preferred Receivables Funding Corp.
   5.65%, 10/05/98              43,000       42,362
Quincy Capital Corp.
   5.61%, 08/06/98              29,348       29,185
Receivables Capital Corp.
   5.60%, 09/15/98              24,011       23,731
Sheffield Receivables Corp.
   5.58%, 07/06/98              39,335       39,305
   5.60%, 08/28/98              82,580       81,846
Special Purpose Accounts
  Receivable Cooperative Corp.
   5.62%, 07/31/98              20,500       20,406
   5.64%, 07/31/98              37,000       36,828
   5.62%, 08/14/98              19,000       18,871
   5.63%, 08/17/98              30,000       29,783
   5.63%, 08/21/98              15,000       14,882
   5.71%, 09/01/98              14,000       13,864
WCP Funding, Inc.
   5.57%, 07/08/98              24,000       23,974
   5.58%, 07/09/98              25,000       24,969
   5.57%, 07/15/98              40,000       39,915
   5.58%, 07/16/98              25,000       24,942
   5.60%, 08/12/98              25,000       24,839
   5.61%, 09/04/98              20,000       19,800
   5.62%, 09/11/98              25,000       24,723
Windmill Funding
   5.58%, 07/08/98              48,000       47,948
   5.58%, 07/09/98              25,442       25,411
   5.58%, 07/10/98              25,000       24,965
   5.57%, 07/15/98              20,000       19,957
   5.57%, 07/17/98              37,000       36,910
   5.58%, 07/17/98              53,608       53,477
   5.59%, 07/17/98              44,937       44,827
   5.59%, 07/21/98              29,471       29,381
   5.61%, 07/21/98              50,000       49,845
   5.58%, 07/22/98              82,000       81,737
   5.60%, 08/14/98              18,024       17,902
   5.61%, 08/14/98              21,217       21,074
   5.60%, 08/18/98              19,000       18,860
   5.61%, 08/20/98              74,765       74,191
   5.60%, 08/21/98              25,000       24,804

                                 Par       Value
                              --------  -----------
   5.60%, 08/25/98            $ 34,014  $    33,727
   5.61%, 08/28/98              22,315       22,116
   5.60%, 09/02/98              15,000       14,855
   5.61%, 09/18/98              65,036       64,247
                                        -----------
                                          4,431,030
                                        -----------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $18,494,602)                     18,494,602
                                        -----------
CERTIFICATES OF DEPOSIT -- 12.3%
BANKING - BELGIUM -- 1.1%
Credit Communal de Belgique
   5.65%, 11/19/98            $100,000      100,000
   5.65%, 11/23/98              50,000       50,001
   5.80%, 03/31/99              50,000       49,978
   5.90%, 05/04/99              50,000       49,976
                                        -----------
                                            249,955
                                        -----------
BANKING - CANADA -- 1.6%
Bank of Nova Scotia
   5.60%, 10/06/98              70,000       70,010
Canadian Imperial Bank of
  Commerce
   5.50%, 07/13/98              95,000       94,999
   5.90%, 08/12/98              19,300       19,300
   6.01%, 10/21/98              49,000       48,991
   5.80%, 03/30/99              50,000       49,966
   5.80%, 04/01/99              50,000       49,982
   5.80%, 04/27/99              50,000       49,978
                                        -----------
                                            383,226
                                        -----------
BANKING - DENMARK -- 0.4%
Unibank A/S
   5.60%, 09/08/98             100,000      100,000
                                        -----------
BANKING - DOMESTIC -- 1.3%
Crestar Bank
   5.57%, 07/06/98              35,000       34,999
   5.58%, 08/04/98              50,000       50,002
Mellon Bank N.A.
   5.57%, 07/07/98              50,000       50,000
   5.57%, 07/08/98              50,000       50,000
   5.57%, 07/09/98              28,000       28,000
Wilmington Trust Co.
   5.55%, 08/13/98              50,000       50,000
   5.61%, 09/09/98              38,000       38,000
                                        -----------
                                            301,001
                                        -----------


                                 Par        Value
                              --------   ----------
BANKING - FRANCE -- 3.0%
Societe Generale
   5.82%, 07/13/98            $ 25,000   $   25,000
   5.88%, 07/13/98              65,000       65,000
   5.91%, 07/21/98             100,000       99,998
   5.93%, 07/21/98              50,000       49,998
   5.90%, 08/04/98              50,000       49,994
   6.00%, 08/26/98              65,000       64,994
   6.00%, 09/04/98             117,000      116,981
   5.45%, 10/01/98              75,000       75,061
   5.46%, 10/05/98              25,000       25,020
   6.01%, 10/20/98              37,000       36,988
   5.80%, 03/30/99             100,000       99,961
                                         ----------
                                            708,995
                                         ----------
BANKING - GERMANY -- 1.4%
Deutsche Bank
   5.80%, 06/11/99              50,000       49,968
Westdeutsche Landesbank
   5.44%, 07/15/98              40,000       40,000
   5.58%, 08/10/98             100,000      100,000
   5.58%, 08/11/98             150,000      150,000
                                         ----------
                                            339,968
                                         ----------
BANKING - NORWAY -- 0.2%
Den Norske Bank
   5.66%, 11/30/98              50,000       50,005
                                         ----------
BANKING - SWEDEN -- 0.1%
Svenska Handelsbanken
   5.60%, 07/29/98              20,000       20,002
                                         ----------
BANKING - SWITZERLAND -- 0.2%
Credit Suisse First Boston, Inc.
   5.80%, 04/27/99              50,000       50,000
                                         ----------
BANKING - UNITED KINGDOM -- 3.0%
Abbey National Treasury
  Services PLC
   5.93%, 08/07/98             100,000      100,000
   5.60%, 08/19/98             100,000      100,000
   5.60%, 09/28/98             100,000      100,000
   6.00%, 12/08/98             150,000      150,000
Barclays Bank PLC
   5.90%, 08/21/98             150,000      149,986

SCHWAB MONEY MARKET FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                         ----------   ----------
National Westminster Bank PLC
   5.46%, 07/14/98                       $  100,000   $  100,000
                                                      ----------
                                                         699,986
                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,903,138)                                    2,903,138
                                                      ----------
VARIABLE RATE OBLIGATIONS -- 6.8% (b)
BANKING - DOMESTIC -- 0.6%
6700 Cherry Avenue Partners Demand
  Bond Series 1993/
  (Wells Fargo Bank LOC)
   5.75%, 07/07/98                           10,500       10,500
Lowndes Corporation, Georgia Taxable
  Demand Bond Series 1997 (First
  Union National Bank LOC)
   5.65%, 07/07/98                           10,000       10,000
MoviePlex Realty Leasing, L.L.C
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.)
  Series 1997A1/(Wachovia
  Bank LOC)
   5.60%, 07/07/98                           35,125       35,125
MoviePlex Realty Leasing, L.L.C
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.)
  Series 1997A2/(Suntrust Bank
  of Atlanta LOC)
   5.60%, 07/07/98                           12,325       12,325
MoviePlex Realty Leasing, L.L.C
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.)
  Series 1997A3/(Bank of
  New York LOC)
   5.60%, 07/07/98                           12,325       12,325
Salts (II) Cayman Islands Corp.
  Secured Short Term Notes
  Series 1998-19
  (Bankers Trust Co. Guaranty)
   5.74%, 09/18/98                           20,000       20,000
Strategic Money Market Trust 1997A
  (Morgan Guaranty Trust Co. Guaranty)
   5.69%, 09/23/98                           40,000       40,000
                                                      ----------
                                                         140,275
                                                      ----------

                                              Par        Value
                                            -------   ----------
BANKING - FRANCE -- 0.3%
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project)
  Series A/(Banque Nationale de
  Paris LOC)
   5.58%, 07/07/98                          $20,575   $   20,575
New Jersey Economic Development
  Authority Adjustable Rate Money
  Market Securities (GE Aerospace
  Camden Development Project)
  Series B/(Banque Nationale de
  Paris LOC)
   5.58%, 07/07/98                           10,000       10,000
Societe Generale
   5.56%, 07/20/98                           50,000       49,967
                                                      ----------
                                                          80,542
                                                      ----------
BANKING - NETHERLANDS -- 0.1%
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes &
  Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series 1995A/(Rabobank LOC)
   5.57%, 07/07/98                           20,920       20,920
New Jersey Economic Development
  Authority Adjustable Rate Lease
  Revenue Taxable Bonds (Barnes &
  Noble, Inc. Distribution & Freight
  Consolidation Center Project)
  Series B/(Rabobank LOC)
   5.57%, 07/07/98                           10,000       10,000
                                                      ----------
                                                          30,920
                                                      ----------
BANKING - UNITED KINGDOM & GERMANY -- 0.1%
GO Refunding Bonds of the County of
  Hudson (State of New Jersey) (VRDO)
  Taxable Series 1995 /(Landesbank
  Hessen-Thuringen Girozentrale LOC)
   5.60%, 07/07/98                           19,140       19,140
                                                      ----------
EDUCATION -- 0.2%
Development Authority of Dekalb
  County Taxable Rate RB (Emory
  University Project) Series 1995B
   5.60%, 07/07/98                           34,125       34,125
                                                      ----------

                                              Par        Value
                                            -------   ----------
HEALTH CARE -- 0.1%
Catholic Health Initiatives Taxable
  Demand Bonds
  Series 1997C
   5.60%, 07/07/98                         $ 33,800   $   33,800
                                                      ----------
LIFE INSURANCE -- 2.6%
Commonwealth Life Insurance Co. (d)
   5.81%, 07/01/98                          100,000      100,000
First Allmerica Financial Life (d)
  Insurance Co.
   5.74%, 07/01/98                           50,000       50,000
General American Life Insurance Co.
   5.85%, 07/01/98                          175,000      175,000
Jackson National Life Insurance Co. (d)
   5.73%, 07/01/98                           60,000       60,000
John Hancock Mutual Life
  Insurance Co. (d)
   5.69%, 07/01/98                           50,000       50,000
Pacific Mutual Life Insurance Co. (d)
   5.62%, 07/01/98                          100,000      100,000
Transamerica Life Insurance &
  Annuity Co.
   5.65%, 07/01/98                           75,000       75,000
                                                      ----------
                                                         610,000
                                                      ----------
MONOLINE INSURANCE -- 0.3%
Baptist Health Systems of South
  Florida,Inc. Taxable Direct Note
  Obligations Series 1995A
  (MBIA Insurance)
   5.60%, 07/07/98                           13,000       13,000
Baptist Health Systems of South
  Florida,Inc. Taxable Direct Note
  Obligations Series 1995B
  (MBIA Insurance)
   5.60%, 07/07/98                           19,000       19,000
Dade County, Florida Expressway
  Authority Toll System RB
  Series 1996/(FGIC Insurance)
   5.60%, 07/07/98                           31,200       31,200
The Community Redevelopment
  Agency of the City of Los Angeles,
  California (Bunker Hill Project)
  Subordinate Tax Allocation Refunding
  Bonds Series 1997A /(FSA Insurance)
   5.65%, 07/07/98                           10,000       10,000
                                                      ----------
                                                          73,200
                                                      ----------

                                              Par        Value
                                            -------   ----------
SECURITIES BROKERAGE - DEALER -- 2.5%
Bear Stearns Companies, Inc.
   5.64%, 07/13/98                       $  200,000  $   200,000
   5.64%, 07/20/98                           50,000       50,000
   5.64%, 07/22/98                           10,000       10,000
J.P. Morgan Securities
   5.65%, 07/01/98                           50,000       50,000
Lehman Brothers Holdings, Inc.
   5.72%, 07/06/98                           85,000       85,017
   5.65%, 07/15/98 (d)                      100,000      100,000
   5.66%, 07/16/98                           90,000       90,000
                                                     -----------
                                                         585,017
                                                     -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,607,019)                                    1,607,019
                                                     -----------
BANK NOTES -- 0.5%
BANKING - DOMESTIC -- 0.5%
BankBoston N.A
   5.57%, 07/08/98                           65,000       65,000
   5.59%, 08/18/98                           50,000       50,000
                                                     -----------
TOTAL BANK NOTES
  (Cost $115,000)                                        115,000
                                                     -----------
REPURCHASE AGREEMENTS -- 1.6% (c)
Salomon Brothers Inc. Tri-Party
  Repurchase Agreements; Collateralized
  by: U.S. Government Securities
   6.25% Issue 08/19/96
         Due   07/01/98                     123,000      123,000
   6.25% Issue 09/30/96
         Due   07/01/98                      91,000       91,000
   6.25% Issue 03/31/97
         Due   07/01/98                      35,000       35,000
   6.25% Issue 04/07/97
         Due   07/01/98                     100,000      100,000
   6.25% Issue 06/30/98
         Due   07/01/98                      20,037       20,037
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $369,037)                                        369,037
                                                     -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $23,488,796)                                  23,488,796
                                                     -----------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets                                           87,291
   Liabilities                                           (53,589)
                                                     -----------
                                                          33,702
                                                     -----------
NET ASSETS -- 100.0%                                 $23,522,498
                                                     ===========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND
NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                 Par        Value
                              --------   ----------
U.S. GOVERNMENT SECURITIES -- 48.0%
COUPON NOTES -- 16.7%
FFCB
   5.50%, 04/01/99             $34,805   $   34,765
FHLB
   5.71%, 10/01/98              25,000       24,997
   5.56%, 03/25/99              49,125       49,099
   5.54%, 04/07/99              35,000       34,959
   5.57%, 04/07/99              30,000       29,981
   5.58%, 05/12/99              20,630       20,608
FHLMC
   5.61%, 03/12/99              10,115       10,115
FNMA
   5.63%, 08/14/98              12,000       11,998
   5.71%, 09/09/98              26,000       25,997
   5.84%, 03/29/99              19,470       19,491
   5.56%, 05/21/99              27,860       27,826
SLMA
   5.78%, 09/09/98              25,000       24,996
   5.82%, 09/16/98              25,000       25,001
                                         ----------
                                            339,833
                                         ----------
DISCOUNT NOTES -- 31.3%
FHLMC
   5.51%, 07/27/98              20,165       20,085
   5.50%, 08/24/98              46,050       45,674
   5.51%, 09/04/98              28,000       27,724
   5.50%, 09/08/98               5,115        5,062
   5.51%, 09/14/98              27,385       27,075
   5.51%, 09/25/98              40,000       39,482
FNMA
   5.59%, 07/07/98              40,000       39,963
   5.54%, 07/30/98              32,555       32,411
   5.50%, 08/28/98              98,745       97,894
   5.51%, 09/14/98               2,000        1,977
   5.51%, 09/23/98              39,242       38,745
   5.51%, 09/25/98              25,000       24,676
   5.51%, 09/28/98              75,000       73,992
   5.53%, 10/02/98              37,950       37,423
   5.51%, 12/24/98              20,000       19,476
   5.54%, 02/22/99              25,000       24,128
   5.56%, 02/22/99              25,000       24,126
   5.56%, 02/23/99              29,285       28,257
   5.58%, 03/22/99              28,244       27,140
                                         ----------
                                            635,310
                                         ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $975,143)                           975,143
                                         ----------

                                              Par        Value
                                            -------   ----------
VARIABLE RATE OBLIGATIONS -- 3.8% (b)
FFCB
   5.46%, 09/01/98                          $50,000   $   50,001
SLMA
   5.32%, 07/07/98                            7,000        6,998
   5.37%, 07/07/98                           20,000       19,997
                                                      ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $76,996)                                          76,996
                                                      ----------
REPURCHASE AGREEMENTS -- 47.9% (c)
Lehman Brothers Inc. Tri-Party
  Repurchase Agreements; Collateralized
  by: U.S. Government Securities
   5.85% Issue 06/30/98
         Due   07/01/98                      35,875       35,875
   5.52% Issue 04/03/98
         Due   07/02/98                      64,869       64,869
   5.53% Issue 06/02/98
         Due   07/06/98                      30,977       30,977
   5.54% Issue 06/05/98
         Due   07/07/98                      53,933       53,933
   5.50% Issue 04/06/98
         Due   07/08/98                      59,127       59,127
   5.51% Issue 04/08/98
         Due   07/09/98                      43,453       43,453
   5.53% Issue 05/14/98
         Due   07/13/98                      50,000       50,000
   5.53% Issue 06/04/98
         Due   07/16/98                      55,828       55,828
   5.53% Issue 05/19/98
         Due   07/17/98                      43,115       43,115
   5.55% Issue 05/19/98
         Due   08/14/98                      37,000       37,000
Morgan Stanley-Dean Witter,
  Discover & Co. Tri-Party
  Repurchase Agreements; Collateralized
  by: U.S. Government Securities
   5.53% Issue 06/03/98
         Due   07/14/98                      50,000       50,000
   5.53% Issue 06/10/98
         Due   07/15/98                      28,708       28,708
   5.54% Issue 05/06/98
         Due   08/04/98                      40,000       40,000
   5.54% Issue 05/07/98
         Due   08/05/98                      25,000       25,000
   5.55% Issue 05/08/98
         Due   08/06/98                      25,355       25,355

                                              Par        Value
                                            -------   ----------
Salomon Brothers Inc. Tri-Party
  Repurchase Agreements; Collateralized
  by: U.S. Government Securities
   5.52% Issue 05/01/98
         Due   07/01/98                     $36,005   $   36,005
   5.59% Issue 06/16/98
         Due   07/01/98                      63,436       63,436
   5.58%Issue  06/23/98
         Due   07/06/98                      29,785       29,785
   5.58% Issue 06/24/98
         Due   07/08/98                      26,637       26,637
   5.51% Issue 04/09/98
         Due   07/10/98                      47,855       47,855
   5.54% Issue 06/18/98
         Due   07/20/98                      47,114       47,114
   5.53% Issue 05/28/98
         Due   07/27/98                      50,000       50,000
   5.53% Issue 05/29/98
         Due   07/28/98                      30,312       30,312
                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $974,384)                                        974,384
                                                      ----------


                                                         Value
                                                      ----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $2,026,523)                                   $2,026,523
                                                      ----------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other Assets                                           11,691
   Liabilities                                            (4,667)
                                                      ----------
                                                           7,024
                                                      ----------
NET ASSETS -- 100.0%                                  $2,033,547
                                                      ==========


SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND
NOTES TO FINANCIAL STATEMENTS.

SCHWAB U.S. TREASURY MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                 Par        Value
                              --------   ----------
U.S. GOVERNMENT SECURITIES -- 98.4%
U.S. TREASURY OBLIGATIONS -- 98.4%
U.S. Treasury Notes
   8.25%, 07/15/98            $  7,520   $    7,528
   6.25%, 07/31/98             409,030      409,336
   5.88%, 08/15/98             409,635      409,864
   4.75%, 08/31/98              82,135       82,057
   6.13%, 08/31/98              35,570       35,614
   4.75%, 09/30/98              25,000       24,959
   6.00%, 09/30/98             293,955      294,387
   5.88%, 10/31/98              88,815       88,918
   5.50%, 11/15/98             225,970      226,013
   5.75%, 12/31/98               1,180        1,182
   5.88%, 01/31/99              30,000       30,050
   5.50%, 02/28/99              45,000       45,007
   5.88%, 02/28/99              78,460       78,629
                                         ----------
                                          1,733,544
                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,733,544)                       1,733,544
                                         ----------


                                            Value
                                         ----------
TOTAL INVESTMENTS -- 98.4%
  (Cost $1,733,544)                      $1,733,544
                                         ----------
OTHER ASSETS AND LIABILITIES -- 1.6%
   Other Assets                              32,308
   Other Liabilities                         (3,797)
                                         ----------
                                             28,511
                                         ----------
NET ASSETS -- 100.0%                     $1,762,055
                                         ==========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND
NOTES TO FINANCIAL STATEMENTS.

NOTES TO STATEMENTS OF NET ASSETS
June 30, 1998 (Unaudited)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below, and U.S. Government coupons and Treasury Notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1998, the aggregate value of private placement securities held by the Schwab Money Market Fund was $8,223,000, which represented 34.96% of net assets. Of this total, $7,763,000 or 33.00% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less, represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days, represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than 7 days from issue dates may be subject to 7-day putable demand features for liquidity purposes.

(d) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1998, the aggregate value of the restricted securities held by Schwab Money Market Fund were $460,000,000, which represented 1.96% of the net assets. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

Portfolio Abbreviations
-----------------------
FFCB        Federal Farm Credit Bank
FGIC        Federal Guaranty Insurance Company
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance
GO          General Obligation
LOC         Letter of Credit
MTN         Medium-Term Note
RB          Revenue Bond
SLMA        Student Loan Marketing Association
VRDO        Variable Rate Demand Obligations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)

                                                                   Schwab                Schwab              Schwab
                                                                    Money              Government         U.S. Treasury
                                                                   Market                 Money               Money
                                                                    Fund                  Fund                Fund
                                                                 -----------           ----------         -------------
ASSETS
Investments, at value (Cost: $23,488,796, $2,026,523 and
   $1,733,544 respectively)                                      $23,488,796           $2,026,523           $1,733,544
Cash                                                                      --                   --                    4
Receivables:
   Interest                                                           87,137               11,670               32,250
Prepaid expenses                                                         154                   21                   54
                                                                 -----------           ----------           ----------
     Total assets                                                 23,576,087            2,038,214            1,765,852
                                                                 -----------           ----------           ----------
LIABILITIES
Payables:
   Dividends                                                          48,637                4,134                3,410
   Investment advisory and administration fees                         1,075                   90                   48
   Transfer agency and shareholder service fees                        1,738                  151                  131
Other liabilities                                                      2,139                  292                  208
                                                                 -----------           ----------           ----------
     Total liabilities                                                53,589                4,667                3,797
                                                                 -----------           ----------           ----------
Net assets applicable to outstanding shares                      $23,522,498           $2,033,547           $1,762,055
                                                                 ===========           ==========           ==========
NET ASSETS CONSIST OF:
Paid-in-capital                                                  $23,522,833           $2,034,346           $1,762,539
Accumulated net realized loss on investments sold                       (335)                (799)                (484)
                                                                 -----------           ----------           ----------
                                                                 $23,522,498           $2,033,547           $1,762,055
                                                                 ===========           ==========           ==========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares
   authorized)                                                    23,523,156            2,034,449            1,762,623
Net asset value, offering and redemption price per share               $1.00                $1.00                $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 1998 (Unaudited)

                                                                   Schwab                Schwab              Schwab
                                                                    Money              Government         U.S. Treasury
                                                                   Market                 Money               Money
                                                                    Fund                  Fund                Fund
                                                                 -----------           ----------         -------------
Interest income                                                   $640,197              $56,183              $46,410
                                                                  --------              -------              -------
Expenses:
   Investment advisory and administration fees                      43,468                4,366                3,790
   Transfer agency and shareholder service fees                     50,574                4,521                3,887
   Custodian and portfolio accounting fees                             754                  130                  122
   Registration fees                                                   468                   70                   84
   Professional fees                                                   229                   30                   25
   Shareholder reports                                               1,021                   81                   37
   Trustees' fees                                                       27                   10                   10
   Insurance and other expenses                                         46                   10                   12
                                                                  --------              -------              -------
                                                                    96,587                9,218                7,967
Less: expenses reduced (see Note 4)                                (12,297)              (1,682)              (2,352)
                                                                  --------              -------              -------
     Total expenses incurred by Fund                                84,290                7,536                5,615
                                                                  --------              -------              -------
Net investment income                                              555,907               48,647               40,795
Net realized loss on investments sold                                   --                 (100)                 (66)
                                                                  --------              -------              -------
Increase in net assets resulting from operations                  $555,907              $48,547              $40,729
                                                                  ========              =======              =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                             Schwab                       Schwab                       Schwab
                                       Money Market Fund            Government Money Fund       U.S. Treasury Money Fund
                                 ----------------------------   ----------------------------  ----------------------------
                                   Six months                    Six months                    Six months
                                      ended       Year ended        ended       Year ended        ended        Year ended
                                  June 30, 1998  December 31,   June 30, 1998   December 31,  June 30, 1998   December 31,
                                   (Unaudited)      1997         (Unaudited)        1997       (Unaudited)        1997
                                  ------------   ------------   -------------   ------------  -------------   ------------
Operations:
   Net investment income          $    555,907   $    980,094    $    48,647    $    96,600    $    40,795    $    73,660
   Net realized gain (loss) on
     investments sold                       --              1           (100)          (224)           (66)          (161)
                                  ------------   ------------    -----------    -----------    -----------    -----------
  Increase in net assets
    resulting from operations          555,907        980,095         48,547         96,376         40,729         73,499
                                  ------------   ------------    -----------    -----------    -----------    -----------
Dividends to shareholders from
   net investment income
   (see Note 2)                       (556,230)      (980,094)       (48,769)       (96,600)       (40,879)       (73,660)
                                  ------------   ------------    -----------    -----------    -----------    -----------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold      42,672,509     68,079,039      2,940,177      5,066,477      2,732,551      4,613,920
     Net asset value of shares
       issued in reinvestment
       of dividends                    623,201        938,142         55,639         94,961         46,413         70,360
     Less payments for shares
       redeemed                    (41,194,326)   (65,679,416)    (2,943,973)    (5,166,150)    (2,782,204)    (4,340,346)
                                  ------------   ------------    -----------    -----------    -----------    -----------
     Increase (decrease) in
       net assets from capital
       share transactions            2,101,384      3,337,765         51,843         (4,712)        (3,240)       343,934
                                  ------------   ------------    -----------    -----------    -----------    -----------
       Total increase (decrease)
         in net assets               2,101,061      3,337,766         51,621         (4,936)        (3,390)       343,773
Net assets:
   Beginning of period              21,421,437     18,083,671      1,981,926      1,986,862      1,765,445      1,421,672
                                  ------------   ------------    -----------    -----------    -----------    -----------
   End of period                  $ 23,522,498   $ 21,421,437    $ 2,033,547    $ 1,981,926    $ 1,762,055    $ 1,765,445
                                  ============   ============    ===========    ===========    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                          Income from
                                     Investment Operations                Less Distributions
                           ----------------------------------------   --------------------------

                                              Net
  Fiscal       Net Asset                  Realized &        Total      Dividends                   Net Asset
  Period       Value At        Net        Unrealized        from       from Net                    Value at
   Ended       Beginning   Investment   Gain (Loss) on   Investment   Investment       Total        End of
December 31,   of Period     Income       Investments    Operations     Income     Distributions    Period
------------   ---------   ----------   --------------   ----------   ----------   -------------   ---------
SCHWAB MONEY MARKET FUND
   1998 2        $1.00        $0.03           $--          $0.03       $(0.03)3       $(0.03)        $1.00
   1997          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1996          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1995          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1994          $1.00        $0.04           $--          $0.04       $(0.04)        $(0.04)        $1.00
   1993          $1.00        $0.03           $--          $0.03       $(0.03)        $(0.03)        $1.00
SCHWAB GOVERNMENT MONEY FUND
   1998 2        $1.00        $0.02           $--          $0.02       $(0.02)3       $(0.02)        $1.00
   1997          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1996          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1995          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1994          $1.00        $0.04           $--          $0.04       $(0.04)        $(0.04)        $1.00
   1993          $1.00        $0.03           $--          $0.03       $(0.03)        $(0.03)        $1.00
SCHWAB U.S. TREASURY MONEY FUND
   1998 2        $1.00        $0.03           $--          $0.03       $(0.03)3       $(0.03)        $1.00
   1997          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1996          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1995          $1.00        $0.05           $--          $0.05       $(0.05)        $(0.05)        $1.00
   1994          $1.00        $0.04           $--          $0.04       $(0.04)        $(0.04)        $1.00
   1993          $1.00        $0.03           $--          $0.03       $(0.03)        $(0.03)        $1.00


                                         Ratios/Supplemental Data
                 ---------------------------------------------------------------
                                                                   Ratio of Net
                                                     Ratio of       Investment
  Fiscal               Total                         Expenses         Income
  Period              Return         Net Assets     to Average      to Average
   Ended         (not annualized)   End of Period   Net Assets 1    Net Assets 1
December 31,            (%)            (000's)          (%)             (%)
------------     ----------------   -------------   ------------    ------------
SCHWAB MONEY MARKET FUND
   1998 2              2.48          $23,522,498       0.75*           4.95*
   1997                5.04          $21,421,437       0.75            4.93
   1996                4.91          $18,083,671       0.75            4.80
   1995                5.41          $14,010,387       0.75            5.27
   1994                3.68          $11,227,305       0.74            3.68
   1993                2.67          $ 8,164,599       0.73            2.64
SCHWAB GOVERNMENT MONEY FUND
   1998 2              2.42          $ 2,033,547       0.75*           4.84*
   1997                4.95          $ 1,981,926       0.75            4.84
   1996                4.83          $ 1,986,862       0.75            4.73
   1995                5.34          $ 1,884,569       0.75            5.21
   1994                3.62          $ 1,897,328       0.74            3.56
   1993                2.66          $ 1,744,603       0.73            2.63
SCHWAB U.S. TREASURY MONEY FUND
   1998 2              2.43          $ 1,762,055       0.65*           4.72*
   1997                4.85          $ 1,765,445       0.65            4.75
   1996                4.77          $ 1,421,672       0.65            4.67
   1995                5.25          $ 1,193,689       0.65            5.11
   1994                3.52          $   803,871       0.65            3.60
   1993                2.54          $   378,143       0.65            2.50

1 The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:


      SCHWAB MONEY MARKET FUND             SCHWAB GOVERNMENT MONEY FUND
-------------------------------------  -------------------------------------
Fiscal Period            Ratio of Net  Fiscal Period            Ratio of Net
   Ended       Ratio of   Investment       Ended      Ratio of   Investment
December 31,   Expenses     Income     December 31,   Expenses     Income
------------   --------  ------------  -------------  --------  ------------
   1998 2       0.86%*      4.84%*        1998 2       0.92%*      4.67%*
   1997         0.87%       4.81%         1997         0.92%       4.67%
   1996         0.89%       4.66%         1996         0.92%       4.56%
   1995         0.90%       5.12%         1995         0.92%       5.04%
   1994         0.90%       3.52%         1994         0.92%       3.38%
   1993         0.91%       2.46%         1993         0.93%       2.43%

   SCHWAB U.S. TREASURY MONEY FUND
-------------------------------------
Fiscal Period            Ratio of Net
    Ended      Ratio of   Investment
December 31,   Expenses     Income
-------------  --------  ------------
    1998 2      0.92%*      4.45%*
    1997        0.93%       4.47%
    1996        0.94%       4.38%
    1995        0.96%       4.80%
    1994        1.00%       3.25%
    1993        1.05%       2.10%

2    For the six months ended June 30, 1998 (Unaudited)
3 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).
*    Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32-33

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)

1.  DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers -- the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK), Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

As of December 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                         Schwab       Schwab       Schwab
                                          Money     Government  U.S. Treasury
                                       Market Fund  Money Fund   Money Fund
                                       -----------  ----------  -------------
  Expiring in:
  ------------
  12/31/99                              $216,000    $     --    $     --
  12/31/01                                    --      53,000      28,000
  12/31/02                                 2,000      74,000      23,000
  12/31/03                               118,000     161,000      49,000
  12/31/04                                    --     162,000     113,000
  12/31/05                                    --     226,000     137,000
                                        --------    --------    --------
    Total capital loss carryforwards    $336,000    $676,000    $350,000
                                        ========    ========    ========

RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $ 323,000, $122,000, $84,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively, were reclassified from paid-in-capital to undistributed net investment income. In Schwab Government Money Fund $19,000 was reclassified between paid in capital and accumulated realized capital loss. These reclassifications have no effect on net assets or net asset values per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, Schwab Money Market Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of 0.46% of the first $1 billion of each Fund's average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fees for the six months ended June 30, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of each Fund's average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund's incurred fees aggregating $47,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1999, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1998, the total of such fees reduced by the Investment Manager was $12,297,000, $1,682,000 and $2,352,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help you meet your investment goals. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(1)
Schwab MarketTrack Growth Portfolio(1)
Schwab MarketTrack Balanced Portfolio(1)
Schwab MarketTrack Conservative Portfolio(1)
Schwab MarketManager Growth Portfolio(2)
Schwab MarketManager Balanced Portfolio(2)

SCHWAB STOCK FUNDS
Schwab 1000 Fund-Registered Trademark-
Schwab S&P 500 Fund
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio(2)
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio(2)

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund(3)
Schwab Short-Term Bond Market Index Fund(3)
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(4) that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments-Registered Trademark-.

(1)Formerly the Schwab Asset Director Funds.

(2)Formerly the Schwab OneSource-TM- Portfolios.

(3)Formerly the Schwab Government Bond Funds.

(4)Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.